Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefit Payments (Details) - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits payments per the financial statements	$ 534,610,928	$ 470,813,171
Amounts allocated to withdrawing participants	(78,741)	$ (194,599)
Net change in deemed distributions	113,181
Benefits paid to participants per Form 5500	$ 534,608,251